PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
1,432,083	Compass Minerals International Inc.		$106,819,071
700,000	Praxair Inc.		72,716,000
		3.7%	$179,535,071

	Communications Equipment
1,500,000	QUALCOMM Inc.	1.9%	$93,735,000

	Consulting Services
1,000,000	Accenture PLC	1.4%	$70,030,000

	Cosmetics & Personal Care
3,350,000	Procter & Gamble Co.	4.8%	$232,356,000

	Data Processing
3,700,000	Paychex Inc.	2.5%	$123,173,000

	Financial Services
11,209,656	Charles Schwab Corp.		$143,371,500
275,000	MasterCard Inc.		124,157,000
2,723,464	SEI Investments Co.		58,418,303
		6.8%	$325,946,803

	Food Products
2,250,670	McCormick & Co.		$139,631,567
3,000,000	PepsiCo Inc.		212,310,000
4,650,000	Sysco Corp.		145,405,500
		10.2%	$497,347,067

	Footwear
400,000	Nike Inc.	0.8%	$37,964,000

	Home Products
1,131,000	WD-40 Co.	1.2%	$59,535,840

	Industrial Manufacturing
1,289,110	Pentair Inc. λ		$57,378,286
2,857,914	Teleflex Inc.		196,738,800
		5.2%	$254,117,086

	Insurance
1,000,000	Verisk Analytics Inc. θ	1.0%	$47,610,000

	Internet
250,000	Google Inc. θ	3.9%	$188,625,000

	Medical Equipment
2,033,696	Patterson Companies Inc.	1.4%	$69,633,751

	Natural Gas
2,100,000	Energen Corp.		$110,061,000
4,257,090	MDU Resources Group Inc.		93,826,264
1,500,000	Northwest Natural Gas Co.		73,860,000
1,570,000	Spectra Energy Corp.		46,095,200
		6.6%	$323,842,464

	Oil & Gas
3,750,000	W&T Offshore Inc.	1.4%	$70,425,000

	Pharmaceuticals
2,750,000	Gilead Sciences Inc. θ		$182,407,500
1,600,000	Novartis AG (ADR)		98,016,000
1,850,000	Valeant Pharmaceuticals International Inc. θ		102,249,500
		7.8%	$382,673,000

	Professional Services
4,350,000	Iron Mountain Inc.	3.0%	$148,378,500

	Retail
3,150,000	CVS Caremark Corp.		$152,523,000
2,200,000	Target Corp.		139,634,000
		6.0%	$292,157,000

	Semiconductor Capital Equipment
14,000,000	Applied Materials Inc.	3.2%	$156,310,000

	Software
2,500,000	VeriSign Inc. θ	2.5%	$121,725,000

	Telecommunications Equipment
2,044,403	Motorola Solutions Inc.	2.1%	$103,344,572

	Telecommunications Provider
5,340,325	Shaw Communications Inc. λ	2.2%	$109,476,663

	Transportation
2,300,000	C.H. Robinson Inc.		$134,665,000
1,550,000	United Parcel Service Inc.		110,933,500
		5.1%	$245,598,500

	Utility & Power Distribution
1,439,200	AGL Resources Inc.		$58,877,672
7,225,100	Questar Corp.		146,886,283
		4.2%	$205,763,955

	Waste Management
5,869,738	Waste Management Inc.	3.9%	$188,301,195

	Total investment in equities
	(cost $3,663,082,899)	92.8%	$4,527,604,467

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit α
100,000	Community Bank of the Bay 0.40%, matures 07/15/13		$96,833
250,000	Community Trust Credit Union 0.00%, matures 10/15/2012		249,496
		0.0%	$346,329

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 04/05/2012, matures 10/04/2012, 0.25%
	Participating depository institutions:
	Arvest Bank, par 46,000;
	Banco Popular de Puerto Rico, par 244,500;
	PrivateBank and Trust Company, par 209,500;
	(cost $499,219)		$499,219
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/20/2011, matures 10/18/2012, 0.10%
	Participating depository institutions:
	Access National Bank, par 36,000;
	Apple Bank for Savings, par 241,000;
	The Huntington National Bank, par 191,500;
	The PrivateBank & Trust Company, par 31,500;		498,903
	(cost $498,903)
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/26/2012, matures 01/24/2013, 0.20%
	Participating depository institutions:
	EverBank, par 81,870;
	Republic Bank & Trust Company, par 241,000;
	Sovereign Bank, par 177,130;
	(cost $493,478)		493,478
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/09/2012, matures 02/07/2013, 0.20%
	Participating depository institutions:
	Flagstar Bank, par 200,130;
	Southwest Bank, par 238,500;
	Sovereign Bank, par 61,370;
	(cost $492,803)		492,803
		0.0%	$1,984,403

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2013		$96,729
5,000,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2012		4,985,990
100,000	New Hampshire Community Loan 1.00%, matures 07/15/2013		95,233
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2013		196,132
100,000	Vermont Community Loan Fund 1.00%, matures 04/15/2013		96,730
		0.1%	$5,470,814

	Time Deposits
354,442,015	BBH Cash Management Service
	Citibank, Nassau 0.03%, due 10/01/2012		$154,442,015
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2012		200,000,000
		7.3%	$354,442,015

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
102,936,852	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.03%	2.1%	$102,936,852

	Total short-term securities
	(cost $465,180,413)	9.5%	$465,180,413

	Total securities
	(cost $4,128,263,312)	102.3%	$4,992,784,880

	Payable upon return of securities loaned	-2.1%	$(102,936,852)

	Other assets and liabilities - net	-0.2%	$(8,458,476)

	Total net assets	100.0%	$4,881,389,552

	θ This security is non-income producing.

	α Market value adjustments have been applied to these securities to reflect early withdrawal.

	λ This security, or partial position of this security, was on loan at September 30, 2012.

	The total value of the securities on loan at September 30, 2012 was $100,584,959.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Parnassus
Equity Income Fund

Cost of long-term investments	$3,665,295,410
Unrealized appreciation	$871,915,699
Unrealized depreciation	(9,606,642)

Net unrealized appreciation	$862,309,057

The Parnassus Equity Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$287,074,663	$-	$-	$287,074,663
Consumer Staples	941,761,907	-	-	941,761,907
Energy	226,581,200	-	-	226,581,200
Financials	201,789,803	-	-	201,789,803
Health Care	649,045,551	-	-	649,045,551
Industrials	687,266,481	-	-	687,266,481
Information Technology	981,099,572	-	-	981,099,572
Materials	179,535,071	-	-	179,535,071
Utilities	373,450,219	-	-	373,450,219
Short-Term Investments	457,378,867	-	7,801,546	465,180,413
Total	$4,984,983,334	$-	$7,801,546	$4,992,784,880

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2012:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2011	$7,552,703
Discounts/premiums amortization	248,843
Purchases	-
Sales	-
Balance as of September 30, 2012	$7,801,546

Quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)

Certificates of Deposit	$2,330,732	Liquidity Discount	Discount for Lack of Marketability	0% - 4% (4%)

Community Development Loans	$5,470,814	Liquidity Discount	Discount for Lack of Marketability	0% - 6% (3%)
			Probability of Default	0% - 6% (3%)

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of September 30, 2012 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Health Care Services
1,000,000	Hologic Inc. 2.00%, due 12/15/2037	0.4%	$991,875

	Total investment in convertible bonds
	(cost $707,131)	0.4%	$991,875

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
1,614,879	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.8%	$1,828,851

	Chemicals
2,500,000	Praxair Inc. 4.38%, due 03/31/2014		$2,643,018
3,000,000	Praxair Inc. 4.50%, due 08/15/2019		3,475,701
		2.7%	$6,118,719

	Computers
2,000,000	International Business Machines Corp. 6.50%, due 10/15/2013	0.9%	$2,127,388

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 4.95%, due 08/15/2014		$2,169,448
500,000	Procter & Gamble Co. 3.50%, due 02/15/2015		534,902
4,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022		4,089,028
		3.0%	$6,793,378

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	0.9%	$2,085,366

	Financial Services
2,000,000	Charles Schwab Corp. 4.95%, due 06/01/2014	0.9%	$2,143,568

	Health Care Products
2,000,000	CR Bard Inc. 4.40%, due 01/15/2021	1.0%	$2,317,190

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.5%	$3,375,138

	Networking Products
2,800,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.4%	$3,251,808

	Pharmaceuticals
3,000,000	Genentech Inc. 4.75%, due 07/15/2015		$3,337,992
3,000,000	Genzyme Corp. 3.63%, due 06/15/2015		3,239,475
2,000,000	Gilead Sciences Inc. 4.50%, due 04/01/2021		2,293,374
		3.9%	$8,870,841

	Retail
3,000,000	CVS Caremark Corp. 4.13%, due 05/15/2021		$3,406,350
3,000,000	Lowe's Cos., Inc. 3.80%, due 11/15/2021		3,311,709
1,493,000	Target Corp. 5.13%, due 01/15/2013		1,513,163
3,500,000	TJX Cos., Inc. 4.20%, due 08/15/2015		3,835,720
		5.4%	$12,066,942

	Semiconductor Capital Equipment
3,000,000	Applied Materials Inc. 4.30%, due 06/15/2021		$3,397,962
2,000,000	Applied Materials Inc. 5.85%, due 06/15/2041		2,509,704
		2.6%	$5,907,666

	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		$2,109,056
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,322,230
		2.0%	$4,431,286

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 5.65%, due 05/01/2017		$2,391,116
2,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019		2,310,302
		2.1%	$4,701,418

	Utility & Power Distribution
2,000,000	AGL Capital Corp. 5.25%, due 08/15/2019	1.0%	$2,354,342

	Waste Management
3,000,000	Waste Management Inc. 6.38%, due 03/11/2015		$3,375,270
2,000,000	Waste Management Inc. 7.13%, due 12/15/2017		2,419,864
		2.6%	$5,795,134

	Total investment in corporate bonds
	(cost $68,067,793)	32.7%	$74,169,035

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

	U.S. Government Treasury Bonds
4,000,000	U.S. Treasury 1.75%, due 04/15/2013		$4,034,064
4,500,000	U.S. Treasury 1.13%, due 06/15/2013		4,529,885
4,500,000	U.S. Treasury 3.13%, due 09/30/2013		4,631,310
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,103,905
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,249,138
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,255,000
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,170,625
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,145,077
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,258,750
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,040,234
4,000,000	U.S. Treasury 2.75%, due 05/31/2017		4,402,812
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,813,632
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,695,000
5,000,000	U.S. Treasury 2.75%, due 02/15/2019		5,570,705
2,000,000	U.S. Treasury 3.63%, due 08/15/2019		2,349,062
4,000,000	U.S. Treasury 3.38%, due 11/15/2019		4,637,500
5,000,000	U.S. Treasury 3.63%, due 02/15/2020		5,892,190
5,000,000	U.S. Treasury 3.50%, due 05/15/2020		5,854,295
6,000,000	U.S. Treasury 2.13%, due 08/15/2021		6,346,872
6,000,000	U.S. Treasury 2.00%, due 02/15/2022		6,240,468
6,000,000	U.S. Treasury 1.75%, due 05/15/2022		6,084,372
6,000,000	U.S. Treasury 3.50%, due 02/15/2039		6,887,814
6,000,000	U.S. Treasury 4.38%, due 05/15/2040		7,937,814
6,000,000	U.S. Treasury 3.75%, due 08/15/2041		7,173,750
6,000,000	U.S. Treasury 3.13%, due 11/15/2041		6,391,872
6,000,000	U.S. Treasury 3.00%, due 05/15/2042		6,221,250
2,495,220	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,568,712
1,093,770	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,279,795
2,187,540	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		2,832,352

	Total investment in U.S. government treasury bonds
	(cost $134,107,055)	62.4%	$141,598,255

	Total investment in long-term securities
	(cost $202,881,979)	95.5%	$216,759,165

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2012	1.1%	$2,492,995

	Time Deposits
6,466,557	BBH Cash Management Service
	Bank of America, London 0.03%, due 10/01/2012	2.8%	$6,466,557

	Total short-term securities
	(cost $8,959,552)	3.9%	$8,959,552

	Total securities
	(cost $211,841,531)	99.4%	$225,718,717

	Other assets and liabilities - net	0.6%	$1,312,862

	Total net assets	100.0%	$227,031,579

	α Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of September 30, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$202,881,979
Unrealized appreciation	$14,396,802
Unrealized depreciation	(519,616)

Net unrealized appreciation	$13,877,186

The Parnassus Fixed-Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$991,875	$-	$991,875
Corporate Bonds	-	74,169,035	-	74,169,035
U.S. Government Treasury Bonds	-	141,598,255	-	141,598,255
Short-Term Investments	6,466,557	-	2,492,995	8,959,552
Total	$6,466,557	$216,759,165	$2,492,995	$225,718,717

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2012:

Community Development Loans
Balance as of December 31, 2011	$2,380,909
Discounts/premiums amortization	112,086
Purchases	-
Sales	-
Balance as of September 30, 2012	$2,492,995

Quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)

Community Development Loans	$2,492,995	Liquidity Discount	Discount for Lack of Marketability	0% - 6% (3%)
			Probability of Default	0% - 6% (3%)

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 8, 2012